Employee benefits - Defined benefit obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	$ 77,010
Current service cost	13,053	$ 15,878
Interest cost	51	1,005
Past service cost	0	346
Defined benefit liability (asset), ending balance	89,097	77,010
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(105,351)
Defined benefit liability (asset), ending balance	(46,647)	(105,351)
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	76,345
Defined benefit liability (asset), ending balance	77,477	76,345
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	61,324
Defined benefit liability (asset), ending balance	31,897	61,324
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	44,692
Defined benefit liability (asset), ending balance	26,370	44,692
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	1,134,554	1,163,744
Current service cost	13,053	15,878
Interest cost	21,133	17,528
Business acquisitions	10,192
Past service cost		346
Actuarial losses (gains) due to change in financial assumptions	(342,078)	16,474
Actuarial losses (gains) due to change in demographic assumptions	8,283
Actuarial (gains) losses due to experience	22,255	(13,530)
Plan participant contributions	80	92
Benefits paid from the plan	(31,708)	(34,510)
Benefits paid directly by employer	(5,032)	(7,688)
Foreign currency translation adjustment	(94,211)	(23,780)
Other	(11,994)
Defined benefit liability (asset), ending balance	724,527	1,134,554
Present value of defined benefit obligation | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	117,497
Defined benefit liability (asset), ending balance	96,306	117,497
Present value of defined benefit obligation | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	1,017,057
Defined benefit liability (asset), ending balance	628,221	1,017,057
Present value of defined benefit obligation | U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	881,008	891,628
Current service cost	1,114	1,114
Interest cost	16,877	13,490
Business acquisitions	0
Past service cost		346
Actuarial losses (gains) due to change in financial assumptions	(285,653)	21,722
Actuarial losses (gains) due to change in demographic assumptions	7,882
Actuarial (gains) losses due to experience	4,081	(9,994)
Plan participant contributions	80	92
Benefits paid from the plan	(24,018)	(29,936)
Benefits paid directly by employer	0	0
Foreign currency translation adjustment	(76,109)	(7,454)
Other	0
Defined benefit liability (asset), ending balance	525,262	881,008
Present value of defined benefit obligation | U.K. | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Present value of defined benefit obligation | U.K. | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	881,008
Defined benefit liability (asset), ending balance	525,262	881,008
Present value of defined benefit obligation | France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	77,006	84,442
Current service cost	5,673	6,004
Interest cost	740	529
Business acquisitions	10,192
Past service cost		0
Actuarial losses (gains) due to change in financial assumptions	(20,586)	(2,922)
Actuarial losses (gains) due to change in demographic assumptions	921
Actuarial (gains) losses due to experience	12,112	(3,498)
Plan participant contributions	0	0
Benefits paid from the plan	(622)	0
Benefits paid directly by employer	(1,318)	(2,492)
Foreign currency translation adjustment	(6,641)	(5,057)
Other	0
Defined benefit liability (asset), ending balance	77,477	77,006
Present value of defined benefit obligation | France | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	77,006
Defined benefit liability (asset), ending balance	77,477	77,006
Present value of defined benefit obligation | France | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Present value of defined benefit obligation | Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	94,381	104,090
Current service cost	531	665
Interest cost	768	642
Business acquisitions	0
Past service cost		0
Actuarial losses (gains) due to change in financial assumptions	(25,735)	(1,201)
Actuarial losses (gains) due to change in demographic assumptions	0
Actuarial (gains) losses due to experience	2,214	521
Plan participant contributions	0	0
Benefits paid from the plan	(647)	(1,053)
Benefits paid directly by employer	(2,848)	(2,954)
Foreign currency translation adjustment	(7,244)	(6,329)
Other	0
Defined benefit liability (asset), ending balance	61,420	94,381
Present value of defined benefit obligation | Germany | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0
Defined benefit liability (asset), ending balance	0	0
Present value of defined benefit obligation | Germany | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	94,381
Defined benefit liability (asset), ending balance	61,420	94,381
Present value of defined benefit obligation | Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	82,159	83,584
Current service cost	5,735	8,095
Interest cost	2,748	2,867
Business acquisitions	0
Past service cost		0
Actuarial losses (gains) due to change in financial assumptions	(10,104)	(1,125)
Actuarial losses (gains) due to change in demographic assumptions	(520)
Actuarial (gains) losses due to experience	3,848	(559)
Plan participant contributions	0	0
Benefits paid from the plan	(6,421)	(3,521)
Benefits paid directly by employer	(866)	(2,242)
Foreign currency translation adjustment	(4,217)	(4,940)
Other	(11,994)
Defined benefit liability (asset), ending balance	60,368	82,159
Present value of defined benefit obligation | Other | Unfunded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	40,491
Defined benefit liability (asset), ending balance	18,829	40,491
Present value of defined benefit obligation | Other | Funded Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	41,668
Defined benefit liability (asset), ending balance	$ 41,539	$ 41,668